Other Assets - Summary of Other Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Other Assets [Abstract]
Prepayments to employees	R$ 474	R$ 817
Sundry advances	159	192
Advances to projects in progress	7,882	4,009
Transaction costs	3,571
Other prepayments	81	117
Related parties receivables	260	301
Guarantee deposits	1,040	806
Sublease receivables	398
Others	58	132
Other assets	13,923	6,374
Current	12,383	5,044
Non-current	R$ 1,540	R$ 1,330